Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net cash used in operating activities	$ (816,544)	$ (1,280,887)
Cash flows from investing activities
Net cash provided by investing activities		58,621
Cash flows from financing activities
Proceeds from issuance of Class A Ordinary Shares	3,070,000
Payment of offering cost	(370,800)
Net cash provided by financing activities	2,699,200
Net decrease in cash	1,882,656	(1,222,266)
Cash - Beginning of period	874,238	2,005,351
Cash - End of period	2,756,894	783,085
Supplemental disclosures of cash flow information
Interest paid
Income taxes paid
Non-cash operating, investing and financing activities
Settlement of deferred cash bonus by issuance of share options or shares		$ 451,660